Capital and Reserves	6 Months Ended
Jun. 30, 2019
Capital and Reserves [Abstract]
Capital and reserves

5. Capital and reserves

Share capital

The issued share capital of the Company consisted of:

	Common Shares
	Number
	2019	2018
As of January 1	1,775,839	2,418,695
Common shares issued for capital increase	1,491,389	640,000
Issuance of Auris NewCo shares	—	305,869
Cancellation for Auris OldCo shares	—	(3,058,695)
Shares outstanding after Merger on March 13, 2018	—	305,869
Total, as of June 30	3,267,228	305,869

All shares have a par value of CHF 0.40 after the 2019 Reverse Share Split (respective CHF 0.02 before the Reverse Share Split) and are fully paid in. As of June 30, 2019, the par value of the 3,267,228 issued shares amounted to CHF 1,306,891.20 (as of June 30, 2018, the nominal value of 305,869 issued shares amounted to CHF 122,347.60).

As of March 13, 2018, following consummation of the Merger, the number of shares were reduced by the ratio of 10 to 1 (resulting in a “reverse share split”). The nominal value per Auris OldCo share compared to Auris NewCo share went from CHF 0.40 to CHF 0.02 (pre-Reverse Share Split). This resulted in a reduction of share capital and in a concurrent increase in share premium, totaling to CHF 24,347,208, presented in the statement of changes in equity in the line reorganization of group structure.

Equity Offerings

On May 15, 2019, the Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants is CHF 0.01 per common share and for the warrants is CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately $7.6 million, after deducting underwriting discounts and other offering expenses payable by us. There is no obligation for the company to repay any of the funds received in case pre-funded warrants will not be exercised.

Related to the May 2019 Registered Offering, the Company had transaction costs amounting to CHF 868,296. The transactions costs of CHF 868,296 were charged to equity for the issuance of the common shares.

On November 30, 2018, the Company entered into a sales agreement, as amended (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”). Pursuant to the terms of the A.G.P. Sales Agreement, the Company may offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, the Company may sell common shares up to a maximum aggregate offering price of $25.0 million. As of August 9, 2019, the Company has sold 129,790 of its common shares for an aggregate offering price of $1.3 million pursuant to the A.G.P. Sales Agreement.

On November 27, 2018 and December 11, 2018, the Company entered into purchase agreements with FiveT Capital AG, providing for the issuance and sale by the Company of an aggregate of 165,750 of its common shares for an aggregate purchase price of CHF 1.6 million in two separate registered direct offerings.

On July 17, 2018 the Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40 each, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the “July 2018 Registered Offering”). The exercise price for both series Warrants at the time of the July 2018 Registered Offering was CHF 7.80 per common share. In accordance with the terms of certain Series B warrants, the exercise price for certain Series B warrants was reduced to CHF 3.95 following the 2019 May Registered Offering. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us.

Related to the July 2018 Registered Offering, the Company had transaction costs amounting to CHF 851,692. The transactions costs were recorded as CHF 742,833 charged to equity for the issuance of the common shares and CHF 108,809 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

As of June 30, 2019 the fair value of the warrants issued in the July 2018 Registered Offering amounted CHF 44,326. Therefore, the fair value decreased by the total amount of CHF 171,246 in the current year (fair value as of December 31, 2018: CHF 215,572).

On May 2, 2018 the Company entered into a purchase agreement (the “2018 Commitment Purchase Agreement”) and a registration rights agreement (the “2018 Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of August 9, 2019, the Company has issued an aggregate of 117,500 common shares for aggregate proceeds of CHF 1.2 million to LPC under the 2018 Commitment Purchase Agreement. The 2018 Commitment Purchase Agreement replaces the 2017 Commitment Purchase Agreement, which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 common shares and prior to its termination, the Company had issued an aggregate of 130,000 common shares for aggregate proceeds of CHF 1.7 million to LPC under the 2017 Commitment Purchase Agreement.

Related to the LPC agreement, the Company had transaction costs amounting to CHF 349,907. The payment of CHF 252,351 in order to give the Company the option to require LPC to purchase common shares was recorded as a derivative financial instrument and classified as a non-current asset, and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss.

On January 30, 2018, the Company completed a public offering of 62,499 common shares with a nominal value of CHF 0.40 (pre-2019 Reverse Share Split) each and concurrent offering of 37,499 warrants, each warrant entitling its holder to purchase one common share (the “January 2018 Registered Offering”). The net proceeds to the Company from the January 2018 Registered Offering were approximately CHF 4.5 million, after deducting placement agent fees and other estimated offering expenses payable by the Company. As of March 13, 2018, following the consummation of the Merger, the outstanding warrants issued in the January 2018 Registered Offering were exercisable for up to 37,499 common shares (assuming the Company rounds up fractional common shares to the next whole common share) at an exercise price of $100.00 per common share.

Related to the January 2018 Registered Offering, the Company had transaction costs amounting to CHF 654,985. The transaction costs were recorded as CHF 341,226 charged to equity for the issuance of the common shares and CHF 313,760 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

As of June 30, 2019 the fair value of the warrants issued in the January 2018 Registered Offering amounted to CHF 73,237. Therefore, the fair value decreased by the total amount of CHF 216,413 in the current year (fair value as of December 31, 2018: CHF 289,651).

On October 10, 2017 the Company entered into a purchase agreement (the “2017 Commitment Purchase Agreement”) and a Registration Rights Agreement (the “2017 Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC. Pursuant to the purchase agreement, LPC agreed to subscribe for up to $13,500,000 of our common shares over the 30-month term of the purchase agreement. On January 23, 2018, the Company issued 300,000 of our common shares to LCP for an aggregate amount of CHF 136,077 under the purchase agreement.

On February 21, 2017, in connection with a public offering of 62,499 common shares, the Company issued 50,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share at an exercise price of $240 per common share. Additionally, the underwriter was granted a 30-day option to purchase up to 7,500 additional common shares and/or 7,500 additional warrants, of which the underwriter partially exercised its option for 6,750 warrants.

As of June 30, 2019 the fair value of the warrants amounted to CHF 21,723. Therefore, the fair value decreased by the total amount of CHF 144,578 in the current year (fair value as of December 31, 2018: CHF 166,301). Since its initial recognition, the fair value decreased by CHF 5,068,740, resulting in a gain in the corresponding amount (fair value as of February 21, 2017: CHF 5,090,463).

Issue of common shares upon exercise of options

During the six months ended June 30, 2019, no options were exercised.